Cash Flow Information (Details) - Schedule of reconciliation of cash flow from operations with loss after income tax - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of reconciliation of cash flow from operations with loss after income tax [Abstract]
Net Loss for the Year	$ (8,384,465)	$ (2,927,206)	$ (4,656,421)
Adjustments for
Depreciation expense	43,662	44,056	5,287
Distribution costs		70,000	70,000
Expected credit losses	(30,055)	(3,991)	34,046
Finance costs	13,761	21,631
Finance income	(9,204)		(39)
Leave provision expense	53,610	19,717	4,580
Share-based payments (income)/expenses	2,116,013	(533,912)	1,343,500
Unrealized net foreign currency gains	592,243	(18,883)	(62,015)
Change in operating assets and liabilities:
Add decrease in trade and other receivables	23,037	641,236	680,337
Add (increase) / decrease in inventories	960,920	(113,635)	263,365
Add (increase) / decrease in other operating assets	(45,065)	16,096	92,510
Add (decrease) / increase in trade and other payables	586,796	(362,437)	426,271
Total	$ (4,078,747)	$ (3,147,328)	$ (1,798,579)